22,263-8                           Exchange Act-Forms             1868   4-28-99

                                    FORM 13F

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                                                          OMB APPROVAL
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                                                  OMB Number:      3235-0006
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/01
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]    is a restatement.
                           [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: JPV Investors, L.P.

Address:  4 Orinda Way, Suite 150A, Orinda, CA 94563
Form 13F File Number:  28-05423

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jay B. Morrison

Title:  General Partner

Phone:  (925) 258-1400

Signature, Place, and Date of Signing:

/s/Jay B. Morrison
----------------------------
[Signature]

San Francisco, CA
----------------------------
[City, State]

May 10, 2001
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                    None
                                                  ---------
Form 13F Information Table Entry Total:                   3
                                                  ---------
Form 13F Information Table Value Total:               6,149
                                                  ---------
                                                (thousands)

List of Other Included Managers:                      None

                                                  FORM 13F INFORMATION TABLE

                            TITLE                 VALUE    SHARES/     SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED    NONE
--------------             --------     -----    --------   -------    ---  ----  -------  --------    ----     ------    ----
Jacada Ltd.                Common     M6184R101   3,508      837,248    SH         Sole               837,248       0      0
Precise Software Solutions Common     M41450103   1,495       98,866    SH         Sole                98,866       0      0
ViryaNet Ltd.              Common     M97540104   1,146    1,051,174    SH         Sole             1,051,174       0      0
                                                  TOTAL        6,149

